IMPAIRMENT - Schedule of Impairment (Details) - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ (61)	£ 1,456	£ 604
Other changes in credit quality	(416)	2,246	841
Additions and repayments	(794)	168	(95)
Methodology and model changes	(42)	165	14
Other items	(5)	25	(2)
Other items impacting the impairment charge	(1,257)	2,604	758
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,318)	4,060	1,362
In respect of:
Financial assets at amortised cost	(1,085)	3,802	1,380
Impairment (credit) charge on drawn balances	(1,085)	3,802	1,380
Loan commitments and financial guarantees	(231)	253	(17)
Financial assets at fair value through other comprehensive income	(2)		(1)
Financial assets at fair value through other comprehensive income		5
Residual value and voluntary impairment charges	(77)	41	134
Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	(4)	4	0
Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	(1,081)	3,798	1,340
Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances			40
Stage 1
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	74	(168)	(17)
Other changes in credit quality	(313)	909	6
Additions and repayments	(231)	77	93
Methodology and model changes	(63)	(31)	33
Other items	2	0	(5)
Other items impacting the impairment charge	(605)	955	127
Impairment loss (reversal of impairment loss) recognised in profit or loss	(531)	787	110
In respect of:
Financial assets at amortised cost	(440)	682	140
Impairment (credit) charge on drawn balances	(440)	682	140
Loan commitments and financial guarantees	(89)	100	(29)
Financial assets at fair value through other comprehensive income	(2)		(1)
Financial assets at fair value through other comprehensive income		5
Stage 1 | Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	(4)	4	0
Stage 1 | Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	(436)	678	141
Stage 1 | Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances			(1)
Stage 2
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(474)	925	89
Other changes in credit quality	(307)	6	2
Additions and repayments	(379)	173	(41)
Methodology and model changes	15	170	(27)
Other items	4	0	0
Other items impacting the impairment charge	(667)	349	(66)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,141)	1,274	23
In respect of:
Financial assets at amortised cost	(1,008)	1,130	10
Impairment (credit) charge on drawn balances	(1,008)	1,130	10
Loan commitments and financial guarantees	(133)	144	13
Financial assets at fair value through other comprehensive income	0		0
Financial assets at fair value through other comprehensive income		0
Stage 2 | Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	0	0	0
Stage 2 | Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	(1,008)	1,130	10
Stage 2 | Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances			0
Stage 3
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	339	699	532
Other changes in credit quality	252	1,164	939
Additions and repayments	(97)	(52)	(60)
Methodology and model changes	6	26	8
Other items	(11)	25	3
Other items impacting the impairment charge	150	1,163	890
Impairment loss (reversal of impairment loss) recognised in profit or loss	489	1,862	1,422
In respect of:
Financial assets at amortised cost	498	1,853	1,423
Impairment (credit) charge on drawn balances	498	1,853	1,423
Loan commitments and financial guarantees	(9)	9	(1)
Financial assets at fair value through other comprehensive income	0		0
Financial assets at fair value through other comprehensive income		0
Stage 3 | Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	0	0	0
Stage 3 | Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	498	1,853	1,382
Stage 3 | Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances			41
POCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	0	0	0
Other changes in credit quality	(48)	167	(106)
Additions and repayments	(87)	(30)	(87)
Methodology and model changes	0	0	0
Other items	0	0	0
Other items impacting the impairment charge	(135)	137	(193)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(135)	137	(193)
In respect of:
Financial assets at amortised cost	(135)	137	(193)
Impairment (credit) charge on drawn balances	(135)	137	(193)
Loan commitments and financial guarantees	0	0	0
Financial assets at fair value through other comprehensive income	0		0
Financial assets at fair value through other comprehensive income		0
POCI | Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	0	0	0
POCI | Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	£ (135)	£ 137	(193)
POCI | Due from fellow Lloyds Banking Group undertakings
In respect of:
Loans and advances			£ 0